VanEck Vectors Pharmaceutical ETF
VanEck Vectors Pharmaceutical ETF

* Prior to May 1, 2016, the Fund’s name was Market Vectors Pharmaceutical ETF.

INVESTMENT OBJECTIVE

VanEck Vectors™ Pharmaceutical ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS™ US Listed Pharmaceutical 25 Index (the “Pharmaceutical Index”).

FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VanEck Vectors Pharmaceutical ETF VanEck Vectors Pharmaceutical ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VanEck Vectors Pharmaceutical ETF VanEck Vectors Pharmaceutical ETF
Management Fee	0.35%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.41%	[1]
Fee Waivers and Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.35%	[1]
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund's average daily net assets per year until at least February 1, 2018. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	VanEck Vectors Pharmaceutical ETF VanEck Vectors Pharmaceutical ETF USD ($)
1	$ 36
3	126
5	224
10	$ 512

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Pharmaceutical Index includes common stocks and depositary receipts of U.S. exchange-listed companies in the pharmaceutical sector. Such companies may include medium-capitalization companies and foreign companies that are listed on a U.S. exchange. Companies are considered to be in the pharmaceutical sector if they derive at least 50% of their revenues from (or, in certain circumstances, have at least 50% of their assets related to) pharmaceuticals. The pharmaceutical sector includes companies engaged primarily in research (including research contractors) and development as well as production, marketing and sales of pharmaceuticals (excluding pharmacies). Of the largest 50 stocks in the pharmaceutical sector by full market capitalization, the top 25 by free-float market capitalization (i.e., includes only shares that are readily available for trading in the market) and three month average daily trading volume are included in the Pharmaceutical Index. As of December 31, 2016, the Pharmaceutical Index included 25 securities of companies with a market capitalization range of approximately $2.73 billion to $313.43 billion and a weighted average market capitalization of $4.40 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Pharmaceutical Index by investing in a portfolio of securities that generally replicates the Pharmaceutical Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Pharmaceutical Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Pharmaceutical Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Pharmaceutical Index concentrates in an industry or group of industries. As of September 30, 2016, the Pharmaceutical Index was concentrated in the pharmaceutical sector, and the health care sector represented a significant portion of the Pharmaceutical Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in the Pharmaceutical Sector. The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.

Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations.

The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Risk of Investing in the Health Care Sector. To the extent that the health care sector continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection and are subject to extensive litigation based on product liability and similar claims.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Pharmaceutical Index, may negatively affect the Fund’s ability to replicate the performance of the Pharmaceutical Index.

Special Risk Considerations of Investing in European Issuers. The Fund may invest in securities issued by European issuers and, accordingly, may be subject to the risk of investing in such issuers. Investment in securities of issuers in Europe involves risks and special considerations not typically associated with investment in the U.S. securities markets. The Economic and Monetary Union of the European Union (“EU”) requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and on major trading partners outside Europe. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries. In addition, in a referendum held on June 23, 2016, voters in the United Kingdom voted to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the euro, European economies and global markets.

Risk of Investing in Foreign Securities. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. Returns on investments in securities of medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Issuer-Specific Changes Risk. The value of individual securities or particular types of securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, especially if the Fund’s portfolio is concentrated in a country, group of countries, region, market, industry, group of industries, sector or asset class. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Index Tracking Risk. The Fund’s return may not match the return of the Pharmaceutical Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pharmaceutical Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Pharmaceutical Index, which are not factored into the return of the Pharmaceutical Index. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value (“NAV”) to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Pharmaceutical Index. Errors in the Pharmaceutical Index data, the Pharmaceutical Index computations and/or the construction of the Pharmaceutical Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Pharmaceutical Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, the Fund may not be able to invest in certain securities included in the Pharmaceutical Index, or invest in them in the exact proportions in which they are represented in the Pharmaceutical Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the Fund calculates its NAV based on fair value prices and the value of the Pharmaceutical Index is based on securities’ closing prices (i.e., the value of the Pharmaceutical Index is not based on fair value prices), the Fund’s ability to track the Pharmaceutical Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Pharmaceutical Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Pharmaceutical Index.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market. While Shares are listed on The NASDAQ Stock Market LLC (“NASDAQ”), there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ’s “circuit breaker” rules. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Pharmaceutical Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market prices of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The securities held by the Fund may be traded in markets that close at a different time than NASDAQ. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NASDAQ is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on NASDAQ and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk because the Pharmaceutical Index is comprised of securities of a very limited number of issuers.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Pharmaceutical Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund continues to be concentrated in the pharmaceutical sector, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Annual Total Returns (%)—Calendar Years

Best Quarter:	13.37	1Q ’13
Worst Quarter:	-11.59	1Q ’16

Average Annual Total Returns for the Periods Ended December 31, 2016

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - VanEck Vectors Pharmaceutical ETF	Past One Year	Past Five Years	Since Inception	Inception Date
VanEck Vectors Pharmaceutical ETF	(17.76%)	10.04%	10.21%	Dec. 20, 2011
After Taxes on Distributions | VanEck Vectors Pharmaceutical ETF	(18.50%)	9.33%	9.51%
After Taxes on Distributions and Sale of Fund Shares | VanEck Vectors Pharmaceutical ETF	(9.94%)	7.82%	7.96%
MVIS US Listed Pharmaceutical 25 Index (reflects no deduction for fees, expenses or taxes)	(17.70%)	10.05%	10.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	14.88%